Pamela M. Krill
Associate General Counsel
Office of General Counsel and Corporate Compliance
Phone: 608/231-8365
Fax: 608/236-8365
E-mail: pam.krill@cunamutual.com

                                                                  April 28, 2008

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

     Re: Ultra Series Fund (Registration No. 002-87775 and 811-04815)

Ladies and Gentlemen:

     In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Ultra Series Fund (the "Company") for the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, International Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund and Target Retirement 2040 Fund, (collectively, the "Funds"), after the effective date of Post-Effective Amendment No. 42 to the Company's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (1) the form of Prospectus and the form of Statement of Additional Information for the Funds that would have been filed under Rule 497(c) by the Company would not have differed from the Prospectus and Statement of Additional Information contained in the Company's Post-Effective Amendment No. 42 and (2) the text of the Company's Post-Effective Amendment No. 42 was filed electronically on April 25, 2008 (which became effective on May 1, 2008)

Please do not hesitate to contact me if you have any questions regarding this letter.

                                        Very Truly Yours,


                                        /s/ Pamela M. Krill

                                        Pamela M. Krill